Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

I. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2050 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.51%	0.25%	0.18%	0.67%	1.61%	(0.67)%	0.94%
Class C	0.51%	1.00%	0.18%	0.67%	2.36%	(0.67)%	1.69%
Class R	0.51%	0.50%	0.34%	0.67%	2.02%	(0.67)%	1.35%
Class R3	0.51%	0.25%	0.33%	0.67%	1.76%	(0.67)%	1.09%
Class R4	0.51%	None	0.33%	0.67%	1.51%	(0.67)%	0.84%
Class R5	0.51%	None	0.19%	0.67%	1.37%	(0.67)%	0.70%
Class R6	0.51%	None	0.08%	0.67%	1.26%	(0.67)%	0.59%
Class Y	0.51%	None	0.18%	0.67%	1.36%	(0.67)%	0.69%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and
(2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$665	$857	$1,211	$2,205
Class C	$272	$532	$1,067	$2,342
Class C (no redemption)	$172	$532	$1,067	$2,342
Class R	$137	$427	$890	$2,174
Class R3	$111	$346	$754	$1,895
Class R4	$86	$268	$622	$1,618
Class R5	$72	$225	$547	$1,461
Class R6	$60	$189	$487	$1,334
Class Y	$70	$221	$541	$1,449
II. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2045 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.50%	0.25%	0.18%	0.68%	1.61%	(0.68)%	0.93%
Class C	0.50%	1.00%	0.18%	0.68%	2.36%	(0.68)%	1.68%
Class R	0.50%	0.50%	0.33%	0.68%	2.01%	(0.68)%	1.33%
Class R3	0.50%	0.25%	0.33%	0.68%	1.76%	(0.68)%	1.08%
Class R4	0.50%	None	0.33%	0.68%	1.51%	(0.68)%	0.83%
Class R5	0.50%	None	0.18%	0.68%	1.36%	(0.68)%	0.68%
Class R6	0.50%	None	0.08%	0.68%	1.26%	(0.68)%	0.58%
Class Y	0.50%	None	0.18%	0.68%	1.36%	(0.68)%	0.68%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$664	$854	$1,208	$2,202
Class C	$271	$529	$1,064	$2,339
Class C (no redemption)	$171	$529	$1,064	$2,339
Class R	$135	$421	$882	$2,161
Class R3	$110	$343	$751	$1,892
Class R4	$85	$265	$619	$1,615
Class R5	$69	$217	$537	$1,445
Class R6	$59	$186	$484	$1,331
Class Y	$69	$217	$537	$1,445
III. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2040 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.49%	0.25%	0.17%	0.70%	1.61%	(0.70)%	0.91%
Class C	0.49%	1.00%	0.17%	0.70%	2.36%	(0.70)%	1.66%
Class R	0.49%	0.50%	0.31%	0.70%	2.00%	(0.70)%	1.30%
Class R3	0.49%	0.25%	0.32%	0.70%	1.76%	(0.70)%	1.06%
Class R4	0.49%	None	0.32%	0.70%	1.51%	(0.70)%	0.81%
Class R5	0.49%	None	0.17%	0.70%	1.36%	(0.70)%	0.66%
Class R6	0.49%	None	0.07%	0.70%	1.26%	(0.70)%	0.56%
Class Y	0.49%	None	0.17%	0.70%	1.36%	(0.70)%	0.66%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$663	$849	$1,203	$2,199
Class C	$269	$523	$1,058	$2,333
Class C (no redemption)	$169	$523	$1,058	$2,333
Class R	$132	$411	$870	$2,144
Class R3	$108	$337	$745	$1,887
Class R4	$83	$259	$613	$1,610
Class R5	$67	$210	$530	$1,438
Class R6	$57	$179	$477	$1,324
Class Y	$67	$210	$530	$1,438
IV. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2035 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses[1]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimburse- ment[2]	Total annual fund operating expenses after expense reim- bursement
Class A	0.48%	0.25%	0.17%	0.69%	1.59%	(0.69)%	0.90%
Class C	0.48%	1.00%	0.17%	0.69%	2.34%	(0.69)%	1.65%
Class R	0.48%	0.50%	0.32%	0.69%	1.99%	(0.69)%	1.30%
Class R3	0.48%	0.25%	0.32%	0.69%	1.74%	(0.69)%	1.05%
Class R4	0.48%	None	0.32%	0.69%	1.49%	(0.69)%	0.80%
Class R5	0.48%	None	0.17%	0.69%	1.34%	(0.69)%	0.65%
Class R6	0.48%	None	0.07%	0.69%	1.24%	(0.69)%	0.55%
Class Y	0.48%	None	0.17%	0.69%	1.34%	(0.69)%	0.65%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$846	$1,196	$2,180
Class C	$268	$520	$1,051	$2,315
Class C (no redemption)	$168	$520	$1,051	$2,315
Class R	$132	$411	$868	$2,137
Class R3	$107	$334	$738	$1,869
Class R4	$82	$256	$606	$1,592
Class R5	$66	$207	$523	$1,420
Class R6	$56	$176	$469	$1,305
Class Y	$66	$207	$523	$1,420
V. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2030 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.47%	0.25%	0.16%	0.67%	1.55%	(0.67)%	0.88%
Class C	0.47%	1.00%	0.16%	0.67%	2.30%	(0.67)%	1.63%
Class R	0.47%	0.50%	0.31%	0.67%	1.95%	(0.67)%	1.28%
Class R3	0.47%	0.25%	0.31%	0.67%	1.70%	(0.67)%	1.03%
Class R4	0.47%	None	0.31%	0.67%	1.45%	(0.67)%	0.78%
Class R5	0.47%	None	0.16%	0.67%	1.30%	(0.67)%	0.63%
Class R6	0.47%	None	0.06%	0.67%	1.20%	(0.67)%	0.53%
Class Y	0.47%	None	0.16%	0.67%	1.30%	(0.67)%	0.63%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$660	$840	$1,182	$2,145
Class C	$266	$514	$1,035	$2,277
Class C (no redemption)	$166	$514	$1,035	$2,277
Class R	$130	$405	$854	$2,102
Class R3	$105	$328	$723	$1,829
Class R4	$80	$250	$590	$1,551
Class R5	$64	$201	$508	$1,380
Class R6	$54	$170	$454	$1,264
Class Y	$64	$201	$508	$1,380
VI. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus Maturity Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses[1]	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.46%	0.25%	0.22%	0.56%	1.49%	(0.56)%	0.93%
Class C	0.46%	1.00%	0.21%	0.56%	2.23%	(0.56)%	1.67%
Class R	0.46%	0.50%	0.37%	0.56%	1.89%	(0.56)%	1.33%
Class R3	0.46%	0.25%	0.36%	0.56%	1.63%	(0.56)%	1.07%
Class R4	0.46%	None	0.36%	0.56%	1.38%	(0.56)%	0.82%
Class R5	0.46%	None	0.22%	0.56%	1.24%	(0.56)%	0.68%
Class R6	0.46%	None	0.12%	0.56%	1.14%	(0.56)%	0.58%
Class Y	0.46%	None	0.22%	0.56%	1.24%	(0.56)%	0.68%
[1] Other expenses have been restated to reflect current expenses.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$491	$685	$1,019	$1,962
Class C	$270	$526	$1,031	$2,233
Class C (no redemption)	$170	$526	$1,031	$2,233
Class R	$135	$421	$856	$2,065
Class R3	$109	$340	$718	$1,782
Class R4	$84	$262	$586	$1,504
Class R5	$69	$217	$509	$1,340
Class R6	$59	$186	$455	$1,226
Class Y	$69	$217	$509	$1,340
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus 2050 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

I. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2050 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.51%	0.25%	0.18%	0.67%	1.61%	(0.67)%	0.94%
Class C	0.51%	1.00%	0.18%	0.67%	2.36%	(0.67)%	1.69%
Class R	0.51%	0.50%	0.34%	0.67%	2.02%	(0.67)%	1.35%
Class R3	0.51%	0.25%	0.33%	0.67%	1.76%	(0.67)%	1.09%
Class R4	0.51%	None	0.33%	0.67%	1.51%	(0.67)%	0.84%
Class R5	0.51%	None	0.19%	0.67%	1.37%	(0.67)%	0.70%
Class R6	0.51%	None	0.08%	0.67%	1.26%	(0.67)%	0.59%
Class Y	0.51%	None	0.18%	0.67%	1.36%	(0.67)%	0.69%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and
(2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$665	$857	$1,211	$2,205
Class C	$272	$532	$1,067	$2,342
Class C (no redemption)	$172	$532	$1,067	$2,342
Class R	$137	$427	$890	$2,174
Class R3	$111	$346	$754	$1,895
Class R4	$86	$268	$622	$1,618
Class R5	$72	$225	$547	$1,461
Class R6	$60	$189	$487	$1,334
Class Y	$70	$221	$541	$1,449
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus 2045 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

II. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2045 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.50%	0.25%	0.18%	0.68%	1.61%	(0.68)%	0.93%
Class C	0.50%	1.00%	0.18%	0.68%	2.36%	(0.68)%	1.68%
Class R	0.50%	0.50%	0.33%	0.68%	2.01%	(0.68)%	1.33%
Class R3	0.50%	0.25%	0.33%	0.68%	1.76%	(0.68)%	1.08%
Class R4	0.50%	None	0.33%	0.68%	1.51%	(0.68)%	0.83%
Class R5	0.50%	None	0.18%	0.68%	1.36%	(0.68)%	0.68%
Class R6	0.50%	None	0.08%	0.68%	1.26%	(0.68)%	0.58%
Class Y	0.50%	None	0.18%	0.68%	1.36%	(0.68)%	0.68%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$664	$854	$1,208	$2,202
Class C	$271	$529	$1,064	$2,339
Class C (no redemption)	$171	$529	$1,064	$2,339
Class R	$135	$421	$882	$2,161
Class R3	$110	$343	$751	$1,892
Class R4	$85	$265	$619	$1,615
Class R5	$69	$217	$537	$1,445
Class R6	$59	$186	$484	$1,331
Class Y	$69	$217	$537	$1,445
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus 2040 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

III. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2040 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.49%	0.25%	0.17%	0.70%	1.61%	(0.70)%	0.91%
Class C	0.49%	1.00%	0.17%	0.70%	2.36%	(0.70)%	1.66%
Class R	0.49%	0.50%	0.31%	0.70%	2.00%	(0.70)%	1.30%
Class R3	0.49%	0.25%	0.32%	0.70%	1.76%	(0.70)%	1.06%
Class R4	0.49%	None	0.32%	0.70%	1.51%	(0.70)%	0.81%
Class R5	0.49%	None	0.17%	0.70%	1.36%	(0.70)%	0.66%
Class R6	0.49%	None	0.07%	0.70%	1.26%	(0.70)%	0.56%
Class Y	0.49%	None	0.17%	0.70%	1.36%	(0.70)%	0.66%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$663	$849	$1,203	$2,199
Class C	$269	$523	$1,058	$2,333
Class C (no redemption)	$169	$523	$1,058	$2,333
Class R	$132	$411	$870	$2,144
Class R3	$108	$337	$745	$1,887
Class R4	$83	$259	$613	$1,610
Class R5	$67	$210	$530	$1,438
Class R6	$57	$179	$477	$1,324
Class Y	$67	$210	$530	$1,438
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus 2035 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

IV. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2035 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses[1]	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimburse- ment[2]	Total annual fund operating expenses after expense reim- bursement
Class A	0.48%	0.25%	0.17%	0.69%	1.59%	(0.69)%	0.90%
Class C	0.48%	1.00%	0.17%	0.69%	2.34%	(0.69)%	1.65%
Class R	0.48%	0.50%	0.32%	0.69%	1.99%	(0.69)%	1.30%
Class R3	0.48%	0.25%	0.32%	0.69%	1.74%	(0.69)%	1.05%
Class R4	0.48%	None	0.32%	0.69%	1.49%	(0.69)%	0.80%
Class R5	0.48%	None	0.17%	0.69%	1.34%	(0.69)%	0.65%
Class R6	0.48%	None	0.07%	0.69%	1.24%	(0.69)%	0.55%
Class Y	0.48%	None	0.17%	0.69%	1.34%	(0.69)%	0.65%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$662	$846	$1,196	$2,180
Class C	$268	$520	$1,051	$2,315
Class C (no redemption)	$168	$520	$1,051	$2,315
Class R	$132	$411	$868	$2,137
Class R3	$107	$334	$738	$1,869
Class R4	$82	$256	$606	$1,592
Class R5	$66	$207	$523	$1,420
Class R6	$56	$176	$469	$1,305
Class Y	$66	$207	$523	$1,420
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus 2030 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

V. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus 2030 Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.47%	0.25%	0.16%	0.67%	1.55%	(0.67)%	0.88%
Class C	0.47%	1.00%	0.16%	0.67%	2.30%	(0.67)%	1.63%
Class R	0.47%	0.50%	0.31%	0.67%	1.95%	(0.67)%	1.28%
Class R3	0.47%	0.25%	0.31%	0.67%	1.70%	(0.67)%	1.03%
Class R4	0.47%	None	0.31%	0.67%	1.45%	(0.67)%	0.78%
Class R5	0.47%	None	0.16%	0.67%	1.30%	(0.67)%	0.63%
Class R6	0.47%	None	0.06%	0.67%	1.20%	(0.67)%	0.53%
Class Y	0.47%	None	0.16%	0.67%	1.30%	(0.67)%	0.63%
[1] Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$660	$840	$1,182	$2,145
Class C	$266	$514	$1,035	$2,277
Class C (no redemption)	$166	$514	$1,035	$2,277
Class R	$130	$405	$854	$2,102
Class R3	$105	$328	$723	$1,829
Class R4	$80	$250	$590	$1,551
Class R5	$64	$201	$508	$1,380
Class R6	$54	$170	$454	$1,264
Class Y	$64	$201	$508	$1,380
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund

Putnam Retirement Advantage Plus Maturity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED APRIL 17, 2026
TO THE PROSPECTUS
DATED FEBRUARY 27,2026
OF EACH FUND LISTED IN SCHEDULE A

VI. The following replaces the annual fund operating expenses table, accompanying footnotes and expense example in the sections of Putnam Retirement Advantage Plus Maturity Fund’s Prospectus titled “Fund summary- Fees and expenses” and “Fund summary- Example”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses[1]	Acquired fund fees and expenses[2]	Total annual fund operating expenses[3]	Expense reimburse- ment[4]	Total annual fund operating expenses after expense reim- bursement[5]
Class A	0.46%	0.25%	0.22%	0.56%	1.49%	(0.56)%	0.93%
Class C	0.46%	1.00%	0.21%	0.56%	2.23%	(0.56)%	1.67%
Class R	0.46%	0.50%	0.37%	0.56%	1.89%	(0.56)%	1.33%
Class R3	0.46%	0.25%	0.36%	0.56%	1.63%	(0.56)%	1.07%
Class R4	0.46%	None	0.36%	0.56%	1.38%	(0.56)%	0.82%
Class R5	0.46%	None	0.22%	0.56%	1.24%	(0.56)%	0.68%
Class R6	0.46%	None	0.12%	0.56%	1.14%	(0.56)%	0.58%
Class Y	0.46%	None	0.22%	0.56%	1.24%	(0.56)%	0.68%
[1] Other expenses have been restated to reflect current expenses.
[2] Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3] Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4] The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5] Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$491	$685	$1,019	$1,962
Class C	$270	$526	$1,031	$2,233
Class C (no redemption)	$170	$526	$1,031	$2,233
Class R	$135	$421	$856	$2,065
Class R3	$109	$340	$718	$1,782
Class R4	$84	$262	$586	$1,504
Class R5	$69	$217	$509	$1,340
Class R6	$59	$186	$455	$1,226
Class Y	$69	$217	$509	$1,340
SCHEDULE A

Fund

Putnam Retirement Advantage Plus 2030 Fund

Putnam Retirement Advantage Plus 2035 Fund

Putnam Retirement Advantage Plus 2040 Fund

Putnam Retirement Advantage Plus 2045 Fund

Putnam Retirement Advantage Plus 2050 Fund

Putnam Retirement Advantage Plus Maturity Fund